STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
OPERATING ACTIVITIES
Royalties received	$ 25,576,105	$ 22,197,875	$ 31,731,348
Interest received	8,878	2,078	1,524
Expenses paid	(1,313,881)	(930,877)	(1,042,405)
NET CASH FROM OPERATING ACTIVITIES	24,271,102	21,269,076	30,690,467
INVESTING ACTIVITIES
Maturities of U.S. Government securities	205,056	438,875	35,000
Purchases of U.S. Government Securities	(255,760)	(510,633)	(205,054)
NET CASH FROM (USED FOR) INVESTING ACTIVITIES	(50,704)	(71,758)	(170,054)
FINANCING ACTIVITY
Distributions to unitholders	(23,222,418)	(20,204,816)	(34,046,426)
NET CHANGE IN CASH AND CASH EQUIVALENTS	997,980	992,502	(3,526,013)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	7,719,963	6,727,461	10,253,474
CASH AND CASH EQUIVALENTS, END OF YEAR	8,717,943	7,719,963	6,727,461
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	24,767,848	21,056,289	30,654,737
Decrease (increase) in accrued income receivable	(495,132)	154,800	169,927
Decrease (increase) in prepaid expense	(7)	1,623	(2,806)
Increase (decrease) in accrued expenses	(1,607)	56,364	(131,391)
NET CASH FROM OPERATING ACTIVITIES	24,271,102	21,269,076	30,690,467
NON CASH FINANCING ACTIVITY
Distributions declared and payable	$ 8,396,806	$ 7,478,406	$ 6,428,805